Segment Reporting - Schedule of Reportable Segment Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Segment Reporting Information [Line Items]
Revenues	$ 296,404	$ 175,338	$ 64,478	$ 579,678	$ 329,351	$ 181,310	$ 753,188
Cost of Revenues	194,648	111,583	3,100	379,970	199,151	6,900	19,000
Gross Profit	101,756	63,755		199,708	130,200
Operating Expenses
Selling, general and administrative expenses	68,145	29,656		121,728	55,803
Depreciation and amortization	13,521	15,154		26,727	32,851
Total Operating Expenses	81,666	44,810		148,455	88,654
Income (Loss) from Operations	20,090	18,945		51,253	41,546
Total Other Expense, net	(20,581)	(11,668)		(33,254)	(25,721)
Income Tax (Expense) Benefit	400	(846)	(3,190)	(2,534)	(2,057)	5,957	(5,340)
Net Income (Loss) Attributable to Forgent Intermediate LLC	246	4,593		10,259	10,874
Reportable Segment
Segment Reporting Information [Line Items]
Revenues	296,404	175,338	64,478	579,678	329,351	181,310	753,188
Cost of Revenues	194,648	111,583	40,664	379,970	199,151	113,570	475,122
Gross Profit	101,756	63,755	23,814	199,708	130,200	67,740	278,066
Operating Expenses
Selling, general and administrative expenses	68,145	29,656	11,321	121,728	55,803	52,077	146,270
Depreciation and amortization	13,521	15,154	93	26,727	32,851	20,418	59,559
Total Operating Expenses	81,666	44,810	11,414	148,455	88,654	72,495	205,829
Income (Loss) from Operations	20,090	18,945	12,400	51,253	41,546	(4,755)	72,237
Total Other Expense, net	(20,581)	(11,668)	(749)	(33,254)	(25,721)	(20,404)	(49,451)
Income Tax (Expense) Benefit	400	(846)	(3,190)	(2,534)	(2,057)	5,957	(5,340)
Net Income (Loss) Attributable to Forgent Intermediate LLC	$ (91)	$ 6,431	$ 8,461	$ 15,465	$ 13,768	$ (19,202)	$ 17,446